UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-09235
                                                    -----------

                       First Defined Portfolio Fund, LLC
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2012
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 98.9%

            AEROSPACE & DEFENSE - 0.6%
      1,339 General Dynamics Corp. .........................    $    88,535
        489 Triumph Group, Inc. ............................         30,577
                                                                -----------
                                                                    119,112
                                                                -----------

            AIRLINES - 0.1%
        766 Alaska Air Group, Inc. (a)......................         26,856
                                                                -----------

            AUTO COMPONENTS - 0.1%
      1,420 Standard Motor Products, Inc. ..................         26,156
                                                                -----------

            BEVERAGES - 1.2%
      5,609 Coca-Cola (The) Co. ............................        212,750
        621 Monster Beverage Corp. (a)......................         33,633
                                                                -----------
                                                                    246,383
                                                                -----------

            BIOTECHNOLOGY - 4.4%
      3,357 Amgen, Inc. ....................................        283,062
      1,144 Biogen Idec, Inc. (a)...........................        170,719
      6,355 Gilead Sciences, Inc. (a).......................        421,527
                                                                -----------
                                                                    875,308
                                                                -----------

            CHEMICALS - 1.0%
        896 CF Industries Holdings, Inc. ...................        199,127
                                                                -----------

            COMMERCIAL BANKS - 2.9%
     19,462 Banco Santander S.A., ADR ......................        145,186
      2,951 Bank of The Ozarks, Inc. .......................        101,721
      7,435 BNP Paribas S.A., ADR ..........................        176,284
      3,142 Texas Capital Bancshares, Inc. (a)..............        156,189
                                                                -----------
                                                                    579,380
                                                                -----------

            COMMERCIAL SERVICES & SUPPLIES - 0.1%
        487 Cintas Corp. ...................................         20,186
                                                                -----------

            COMMUNICATIONS EQUIPMENT - 0.4%
     30,519 Nokia Oyj, ADR .................................         78,434
                                                                -----------

            COMPUTERS & PERIPHERALS - 7.0%
      1,796 Apple, Inc. ....................................      1,198,399
      6,341 Seagate Technology PLC .........................        196,571
                                                                -----------
                                                                  1,394,970
                                                                -----------

            CONSUMER FINANCE - 0.4%
      1,263 World Acceptance Corp. (a)......................         85,189
                                                                -----------

            DIVERSIFIED CONSUMER SERVICES - 0.3%
      1,962 Apollo Group, Inc. (a)..........................         56,996
                                                                -----------

            DIVERSIFIED FINANCIAL SERVICES - 0.5%
      3,051 MarketAxess Holdings, Inc. .....................         96,412
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 8.3%
      6,165 8X8, Inc. (a)...................................         40,442
     10,653 BCE, Inc. ......................................        468,093


               See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            DIVERSIFIED TELECOMMUNICATION SERVICES - (CONTINUED)
     10,556 BT Group PLC, ADR ..............................    $   392,683
     12,770 Deutsche Telekom AG, ADR .......................        157,454
      9,356 France Telecom S.A., ADR .......................        114,330
     12,192 Koninklijke KPN N.V., ADR ......................         92,050
      3,908 Swisscom AG, ADR ...............................        157,375
      8,742 Telefonica S.A., ADR ...........................        116,094
      6,884 Vivendi S.A., ADR ..............................        133,894
                                                                -----------
                                                                  1,672,415
                                                                -----------

            ELECTRIC UTILITIES - 3.2%
      6,806 E.ON AG, ADR ...................................        161,370
     30,328 EDF S.A., ADR ..................................        124,952
     36,761 Enel SpA, ADR ..................................        129,766
      1,300 Southern Co. ...................................         59,917
      7,338 SSE PLC, ADR ...................................        165,839
                                                                -----------
                                                                    641,844
                                                                -----------

            ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.3%
      1,437 FARO Technologies, Inc. (a).....................         59,377
      1,703 OSI Systems, Inc. (a)...........................        132,561
      2,572 PC Connection, Inc. ............................         29,604
      1,690 Zygo Corp. (a)..................................         30,910
                                                                -----------
                                                                    252,452
                                                                -----------

            ENERGY EQUIPMENT & SERVICES - 0.6%
      1,365 Halliburton Co. ................................         45,987
        160 Helmerich & Payne, Inc. ........................          7,618
      7,796 Newpark Resources, Inc. (a).....................         57,768
                                                                -----------
                                                                    111,373
                                                                -----------

            FOOD & STAPLES RETAILING - 0.2%
        564 Casey's General Stores, Inc. ...................         32,227
                                                                -----------

            FOOD PRODUCTS - 0.8%
      4,037 B&G Foods, Inc. ................................        122,361
      2,210 Smithfield Foods, Inc. (a)......................         43,427
                                                                -----------
                                                                    165,788
                                                                -----------

            HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
        181 Intuitive Surgical, Inc. (a)....................         89,709
                                                                -----------

            HEALTH CARE PROVIDERS & SERVICES - 1.6%
      1,089 Air Methods Corp. (a)...........................        129,994
      2,252 Humana, Inc. ...................................        157,978
      2,524 PharMerica Corp. (a)............................         31,954
                                                                -----------
                                                                    319,926
                                                                -----------

            HOTELS, RESTAURANTS & LEISURE - 2.8%
      1,588 Buffalo Wild Wings, Inc. (a)....................        136,155
      1,788 Caribou Coffee Co., Inc. (a)....................         24,549
      2,085 Papa John's International, Inc. (a).............        111,360


               See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            HOTELS, RESTAURANTS & LEISURE - (CONTINUED)
      1,106 Peet's Coffee & Tea, Inc. (a)...................    $    81,114
      1,264 Red Robin Gourmet Burgers, Inc. (a).............         41,156
      3,474 Starbucks Corp. ................................        176,306
                                                                -----------
                                                                    570,640
                                                                -----------

            INDUSTRIAL CONGLOMERATES - 1.2%
      2,642 3M Co. .........................................        244,174
                                                                -----------

            INSURANCE - 4.0%
     11,337 AXA S.A., ADR ..................................        168,921
      2,807 Chubb Corp. ....................................        214,118
      5,398 Marsh & McLennan Cos., Inc. ....................        183,154
     11,952 Muenchener Rueckversicherungs AG, ADR ..........        188,603
      1,013 Torchmark Corp. ................................         52,018
                                                                -----------
                                                                    806,814
                                                                -----------

            INTERNET SOFTWARE & SERVICES - 1.0%
      3,528 DealerTrack Holdings, Inc. (a)..................         98,255
      1,497 Keynote Systems, Inc. ..........................         21,676
      5,455 NIC, Inc. ......................................         80,734
                                                                -----------
                                                                    200,665
                                                                -----------

            IT SERVICES - 3.6%
      3,757 Cardtronics, Inc. (a)...........................        111,883
      3,357 Heartland Payment Systems, Inc. ................        106,350
      1,815 International Business Machines Corp. ..........        376,522
        186 Mastercard, Inc. ...............................         83,975
        851 NeuStar, Inc. (a)...............................         34,066
                                                                -----------
                                                                    712,796
                                                                -----------

            LEISURE EQUIPMENT & PRODUCTS - 1.1%
      6,175 Mattel, Inc. ...................................        219,089
                                                                -----------

            LIFE SCIENCES TOOLS & SERVICES - 0.2%
      3,999 Cambrex Corp. (a)...............................         46,908
                                                                -----------

            MACHINERY - 0.9%
      3,780 Colfax Corp. (a)................................        138,613
        800 Sauer-Danfoss, Inc. ............................         32,168
                                                                -----------
                                                                    170,781
                                                                -----------

            MARINE - 0.2%
        764 Kirby Corp. (a).................................         42,234
                                                                -----------

            MEDIA - 4.7%
      2,829 DISH Network Corp., Class A ....................         86,595
      4,423 Sinclair Broadcast Group, Inc. .................         49,582
     15,442 Walt Disney (The) Co. ..........................        807,308
                                                                -----------
                                                                    943,485
                                                                -----------

            MULTI-UTILITIES - 2.7%
        857 Dominion Resources, Inc. .......................         45,370


               See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            MULTI-UTILITIES - (CONTINUED)
      5,361 GDF Suez S.A., ADR .............................    $   120,086
      2,995 National Grid PLC, ADR .........................        165,803
      4,221 RWE AG, ADR ....................................        189,396
        347 Wisconsin Energy Corp. .........................         13,072
                                                                -----------
                                                                    533,727
                                                                -----------

            MULTILINE RETAIL - 2.0%
      3,764 Dollar Tree, Inc. (a)...........................        181,707
      5,856 Macy's, Inc. ...................................        220,303
                                                                -----------
                                                                    402,010
                                                                -----------

            OIL, GAS & CONSUMABLE FUELS - 10.9%
      4,694 Alon USA Energy, Inc. ..........................         64,308
      2,822 Approach Resources, Inc. (a)....................         85,027
      9,728 Chevron Corp. ..................................      1,133,895
      4,937 Delek US Holdings, Inc. ........................        125,844
      3,538 Eni S.p.A., ADR ................................        155,106
      6,829 Exxon Mobil Corp. ..............................        624,512
                                                                -----------
                                                                  2,188,692
                                                                -----------

            PAPER & FOREST PRODUCTS - 0.7%
      3,298 Buckeye Technologies, Inc. .....................        105,734
        874 Schweitzer-Mauduit International, Inc. .........         28,833
                                                                -----------
                                                                    134,567
                                                                -----------

            PERSONAL PRODUCTS - 0.6%
      2,518 Elizabeth Arden, Inc. (a).......................        118,950
                                                                -----------

            PHARMACEUTICALS - 4.5%
      3,174 AstraZeneca PLC, ADR ...........................        151,907
      1,029 Forest Laboratories, Inc. (a)...................         36,643
      1,102 Hi-Tech Pharmacal Co, Inc. (a)..................         36,487
     26,821 Pfizer, Inc. ...................................        666,502
                                                                -----------
                                                                    891,539
                                                                -----------

            PROFESSIONAL SERVICES - 0.7%
      2,820 Advisory Board (The) Co. (a)....................        134,881
                                                                -----------

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.7%
      2,010 Ceva, Inc. (a)..................................         28,904
     55,313 Intel Corp. ....................................      1,254,499
        598 KLA-Tencor Corp. ...............................         28,528
      1,935 Nanometrics, Inc. (a)...........................         26,722
                                                                -----------
                                                                  1,338,653
                                                                -----------

            SOFTWARE - 6.1%
      2,387 BroadSoft, Inc. (a).............................         97,915
     27,963 Microsoft Corp. ................................        832,738
      1,939 OPNET Technologies, Inc. .......................         66,062
      2,440 Sourcefire, Inc. (a)............................        119,633


               See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            SOFTWARE - (CONTINUED)
      2,524 Tyler Technologies, Inc. (a)....................    $   111,106
                                                                -----------
                                                                  1,227,454
                                                                -----------

            SPECIALTY RETAIL - 7.3%
      1,004 Advance Auto Parts, Inc. .......................         68,714
        440 AutoZone, Inc. (a)..............................        162,655
      1,142 Bed Bath & Beyond, Inc. (a).....................         71,946
      1,384 Body Central Corp. (a)..........................         14,463
        466 Genesco, Inc. (a)...............................         31,096
     13,861 Home Depot (The), Inc. .........................        836,788
      1,930 Lithia Motors, Inc. ............................         64,288
      1,538 PetSmart, Inc. .................................        106,091
      1,080 Ross Stores, Inc. ..............................         69,768
      1,969 Sonic Automotive, Inc. .........................         37,372
                                                                -----------
                                                                  1,463,181
                                                                -----------

            TEXTILES, APPAREL & LUXURY GOODS - 0.2%
      2,194 True Religion Apparel, Inc. ....................         46,798
                                                                -----------

            TOBACCO - 1.1%
        168 Lorillard, Inc. ................................         19,564
      2,149 Philip Morris International, Inc. ..............        193,281
                                                                -----------
                                                                    212,845
                                                                -----------

            TRADING COMPANIES & DISTRIBUTORS - 0.3%
      1,379 Fastenal Co. ...................................         59,283
                                                                -----------

            TOTAL INVESTMENTS - 98.9% ......................     19,800,409
            (Cost $17,443,014) (b)

            NET OTHER ASSETS AND LIABILITIES - 1.1% ........        228,263
                                                                -----------
            NET ASSETS - 100.0% ............................    $20,028,672
                                                                ===========

------------------------------------------

       (a)  Non-income producing security.
       (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,484,247 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,126,852.

       ADR  American Depositary Receipt


               See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2012        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  --------------   ---------------
Common Stocks*...............................   $    19,800,409  $  19,800,409  $           --   $            --
                                                ===============  =============  ==============   ===============


*See Portfolio of Investments for industry breakout.

There were no transfers between levels at September 30, 2012.





               See Notes to Quarterly Portfolio of Investments

THE DOW(R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 98.2%

            COMPUTERS & PERIPHERALS - 5.8%
     23,587 Hewlett-Packard Co. ............................    $   402,394
                                                                -----------

            DIVERSIFIED FINANCIAL SERVICES - 10.5%
     18,081 JPMorgan Chase & Co. ...........................        731,919
                                                                -----------

            FOOD & STAPLES RETAILING - 10.7%
     10,072 Wal-Mart Stores, Inc. ..........................        743,314
                                                                -----------

            INSURANCE - 9.9%
     10,127 Travelers (The) Cos., Inc. .....................        691,269
                                                                -----------

            IT SERVICES - 9.7%
      3,246 International Business Machines Corp. ..........        673,383
                                                                -----------

            MEDIA - 12.0%
     16,025 Walt Disney (The) Co. ..........................        837,787
                                                                -----------

            OIL, GAS & CONSUMABLE FUELS - 9.3%
      7,085 Exxon Mobil Corp. ..............................        647,923
                                                                -----------

            PHARMACEUTICALS - 9.9%
     27,836 Pfizer, Inc. ...................................        691,725
                                                                -----------

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.0%
     24,614 Intel Corp. ....................................        558,245
                                                                -----------

            SPECIALTY RETAIL - 12.4%
     14,386 Home Depot (The), Inc. .........................        868,483
                                                                -----------

            TOTAL INVESTMENTS - 98.2% ......................      6,846,442
            (Cost $6,047,868) (a)

            NET OTHER ASSETS AND LIABILITIES - 1.8% ........        124,670
                                                                -----------
            NET ASSETS - 100.0% ............................    $ 6,971,112
                                                                ===========

------------------------------------------

       (a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,118,538 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $319,964.


               See Notes to Quarterly Portfolio of Investments

THE DOW(R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2012        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  --------------  ---------------
Common Stocks*...............................   $     6,846,442  $   6,846,442  $           --  $            --
                                                ===============  =============  ==============  ===============


*See Portfolio of Investments for industry breakout.

There were no transfers between levels at September 30, 2012.





               See Notes to Quarterly Portfolio of Investments

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 98.3%

            AEROSPACE & DEFENSE - 5.4%
     13,756 Northrop Grumman Corp. .........................    $   913,811
                                                                -----------

            CHEMICALS - 5.2%
     40,955 Olin Corp. .....................................        889,952
                                                                -----------

            COMMERCIAL BANKS - 19.8%
     31,943 BB&T Corp. .....................................      1,059,230
     71,183 F.N.B. Corp. ...................................        797,961
     92,899 First Niagara Financial Group, Inc. ............        751,553
     52,981 FirstMerit Corp. ...............................        780,410
                                                                -----------
                                                                  3,389,154
                                                                -----------

            COMMERCIAL SERVICES & SUPPLIES - 8.6%
      9,040 ACCO Brands Corp. (a)...........................         58,670
     56,101 R.R. Donnelley & Sons Co. ......................        594,670
     29,351 Republic Services, Inc. ........................        807,446
                                                                -----------
                                                                  1,460,786
                                                                -----------

            ELECTRIC UTILITIES - 9.7%
     19,501 American Electric Power Co., Inc. ..............        856,874
     27,231 PPL Corp. ......................................        791,061
                                                                -----------
                                                                  1,647,935
                                                                -----------

            METALS & MINING - 4.5%
     58,701 Commercial Metals Co. ..........................        774,853
                                                                -----------

            MULTI-UTILITIES - 19.9%
     31,120 Avista Corp. ...................................        801,029
     14,724 DTE Energy Co. .................................        882,556
     14,898 Integrys Energy Group, Inc. ....................        777,676
     14,638 Sempra Energy ..................................        944,005
                                                                -----------
                                                                  3,405,266
                                                                -----------

            OIL, GAS & CONSUMABLE FUELS - 5.1%
      7,538 Chevron Corp. ..................................        878,629
                                                                -----------

            PAPER & FOREST PRODUCTS - 4.8%
     26,976 MeadWestvaco Corp. .............................        825,466
                                                                -----------

            PHARMACEUTICALS - 5.4%
     37,315 Pfizer, Inc. ...................................        927,278
                                                                -----------

            THRIFTS & MORTGAGE FINANCE - 9.9%
     93,867 Astoria Financial Corp. ........................        927,406
     62,749 People's United Financial, Inc. ................        761,773
                                                                -----------
                                                                  1,689,179
                                                                ------------


               See Notes to Quarterly Portfolio of Investments

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



                               DESCRIPTION                         VALUE
            --------------------------------------------------- ------------

            TOTAL INVESTMENTS - 98.3% ......................    $16,802,309
            (Cost $16,420,431) (b)

            NET OTHER ASSETS AND LIABILITIES - 1.7% ........        292,598
                                                                -----------
            NET ASSETS - 100.0% ............................    $17,094,907
                                                                ===========

------------------------------------------

       (a)  Non-income producing security.
       (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes.
            As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $966,200 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $584,322.


VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2012        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  --------------  ---------------
Common Stocks*...............................   $    16,802,309  $  16,802,309  $           --  $            --
                                                ===============  =============  ==============  ===============


*See Portfolio of Investments for industry breakout.

There were no transfers between levels at September 30, 2012.




               See Notes to Quarterly Portfolio of Investments

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 98.5%

            BERMUDA - 7.4%
  1,538,000 COSCO Pacific Ltd. .............................    $ 2,150,094
                                                                -----------

            CHINA - 18.8%
  4,828,000 Bank of China Ltd. .............................      1,836,797
  2,982,000 Industrial & Commercial Bank of China Ltd. .....      1,761,347
  1,422,000 PetroChina Co., Ltd., Class H ..................      1,863,224
                                                                -----------
                                                                  5,461,368
                                                                -----------

            HONG KONG - 11.7%
  2,192,000 New World Development Co., Ltd. ................      3,397,949
                                                                -----------

            UNITED KINGDOM - 25.8%
    893,314 Ladbrokes PLC ..................................      2,492,688
    899,590 Man Group PLC ..................................      1,196,268
  1,091,264 RSA Insurance Group PLC ........................      1,947,207
    643,964 Vodafone Group PLC .............................      1,827,583
                                                                -----------
                                                                  7,463,746
                                                                -----------

            UNITED STATES - 34.8%
     58,883 AT&T, Inc. .....................................      2,219,889
     98,312 General Electric Co. ...........................      2,232,666
     72,363 Intel Corp. ....................................      1,641,193
     47,147 Kraft Foods, Inc., Class A .....................      1,949,528
     81,829 Pfizer, Inc. ...................................      2,033,451
                                                                -----------
                                                                 10,076,727
                                                                -----------

            TOTAL INVESTMENTS - 98.5% ......................     28,549,884
            (Cost $26,857,687) (a)

            NET OTHER ASSETS AND LIABILITIES - 1.5% ........        435,183
                                                                -----------
            NET ASSETS - 100.0% ............................    $28,985,067
                                                                ===========

------------------------------------------

       (a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,233,098 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,540,901.


               See Notes to Quarterly Portfolio of Investments

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2012        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  --------------  ---------------
Common Stocks*...............................   $    28,549,884  $  28,549,884  $           --  $            --
                                                ===============  =============  ==============  ===============


*See Portfolio of Investments for country breakout.

There were no transfers between levels at September 30, 2012.


INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

          Commercial Banks                                        12.4%
          Real Estate Management & Development                    11.7
          Hotels, Restaurants & Leisure                            8.6
          Industrial Conglomerates                                 7.7
          Diversified Telecommunication Services                   7.7
          Transportation Infrastructure                            7.4
          Pharmaceuticals                                          7.0
          Food Products                                            6.7
          Insurance                                                6.7
          Oil, Gas & Consumable Fuels                              6.5
          Wireless Telecommunication Services                      6.3
          Semiconductors & Semiconductor Equipment                 5.7
          Capital Markets                                          4.1
          Net Other Assets and Liabilities                         1.5
                                                                 ------
                                                                 100.0%
                                                                 ======




               See Notes to Quarterly Portfolio of Investments

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 98.5%

            AEROSPACE & DEFENSE - 2.7%
      3,285 General Dynamics Corp. .........................    $   217,204
                                                                -----------

            BEVERAGES - 6.5%
     13,765 Coca-Cola (The) Co. ............................        522,106
                                                                -----------

            BIOTECHNOLOGY - 14.5%
      8,238 Amgen, Inc. ....................................        694,628
      7,022 Gilead Sciences, Inc. (a).......................        465,769
                                                                -----------
                                                                  1,160,397
                                                                -----------

            COMMERCIAL SERVICES & SUPPLIES - 0.6%
      1,194 Cintas Corp. ...................................         49,491
                                                                -----------

            DIVERSIFIED CONSUMER SERVICES - 1.3%
      3,495 Apollo Group, Inc., Class A (a).................        101,530
                                                                -----------

            ELECTRIC UTILITIES - 1.8%
      3,191 Southern Co. ...................................        147,073
                                                                -----------

            ENERGY EQUIPMENT & SERVICES - 1.6%
      3,348 Halliburton Co. ................................        112,794
        392 Helmerich & Payne, Inc. ........................         18,663
                                                                -----------
                                                                    131,457
                                                                -----------

            INDUSTRIAL CONGLOMERATES - 7.5%
      6,483 3M Co. .........................................        599,159
                                                                -----------

            INSURANCE - 13.7%
      6,888 Chubb Corp. ....................................        525,417
     13,247 Marsh & McLennan Cos., Inc. ....................        449,471
      2,484 Torchmark Corp. ................................        127,553
                                                                -----------
                                                                  1,102,441
                                                                -----------

            IT SERVICES - 14.1%
      4,455 International Business Machines Corp. ..........        924,190
        458 Mastercard, Inc. ...............................        206,778
                                                                -----------
                                                                  1,130,968
                                                                -----------

            MULTI-UTILITIES - 1.8%
      2,102 Dominion Resources, Inc. .......................        111,280
        855 Wisconsin Energy Corp. .........................         32,208
                                                                -----------
                                                                    143,488
                                                                -----------

            MULTILINE RETAIL - 3.9%
      6,479 Dollar Tree, Inc. (a)...........................        312,774
                                                                -----------

            OIL, GAS & CONSUMABLE FUELS - 10.5%
      7,261 Chevron Corp. ..................................        846,342
                                                                -----------

            PHARMACEUTICALS - 1.1%
      2,528 Forest Laboratories, Inc. (a)...................         90,022
                                                                -----------

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.4%
     19,219 Intel Corp. ....................................        435,887
                                                                -----------


               See Notes to Quarterly Portfolio of Investments

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            SPECIALTY RETAIL - 5.0%
      1,080 AutoZone, Inc. (a)..............................    $   399,244
                                                                -----------

            TOBACCO - 6.5%
        411 Lorillard, Inc. ................................         47,861
      5,274 Philip Morris International, Inc. ..............        474,343
                                                                -----------
                                                                    522,204
                                                                -----------

            TOTAL INVESTMENTS - 98.5% ......................      7,911,787
            (Cost $7,212,476) (b)

            NET OTHER ASSETS AND LIABILITIES - 1.5% ........        121,447
                                                                -----------
            NET ASSETS - 100.0% ............................    $ 8,033,234
                                                                ===========

------------------------------------------

       (a)  Non-income producing security.
       (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes.
            As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $830,986 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $131,675.


VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2012        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  --------------  ---------------
Common Stocks*...............................   $     7,911,787  $   7,911,787  $           --  $            --
                                                ===============  =============  ==============  ===============


*See Portfolio of Investments for industry breakout.

There were no transfers between levels at September 30, 2012.



               See Notes to Quarterly Portfolio of Investments

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 99.5%

            BEVERAGES - 4.8%
      3,543 Monster Beverage Corp. (a)......................    $   191,889
                                                                -----------

            BIOTECHNOLOGY - 18.9%
      2,312 Biogen Idec, Inc. (a)...........................        345,020
      6,307 Gilead Sciences, Inc. (a).......................        418,343
                                                                -----------
                                                                    763,363
                                                                -----------

            COMPUTERS & PERIPHERALS - 10.5%
        632 Apple, Inc. ....................................        421,708
                                                                -----------

            DIVERSIFIED CONSUMER SERVICES - 1.9%
      2,661 Apollo Group, Inc., Class A (a).................         77,302
                                                                -----------

            HEALTH CARE EQUIPMENT & SUPPLIES - 6.7%
        549 Intuitive Surgical, Inc. (a)....................        272,101
                                                                -----------

            HOTELS, RESTAURANTS & LEISURE - 6.9%
      5,507 Starbucks Corp. ................................        279,480
                                                                -----------

            LEISURE EQUIPMENT & PRODUCTS - 6.1%
      6,901 Mattel, Inc. ...................................        244,848
                                                                -----------

            MULTILINE RETAIL - 5.9%
      4,942 Dollar Tree, Inc. (a)...........................        238,575
                                                                -----------

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.9%
     10,421 Intel Corp. ....................................        236,348
      3,434 KLA-Tencor Corp. ...............................        163,819
                                                                -----------
                                                                    400,167
                                                                -----------

            SOFTWARE - 7.3%
      9,831 Microsoft Corp. ................................        292,767
                                                                -----------

            SPECIALTY RETAIL - 14.4%
      4,363 Bed Bath & Beyond, Inc. (a).....................        274,869
      4,748 Ross Stores, Inc. ..............................        306,721
                                                                -----------
                                                                    581,590
                                                                -----------

            TRADING COMPANIES & DISTRIBUTORS - 6.2%
      5,772 Fastenal Co. ...................................        248,138
                                                                -----------

            TOTAL INVESTMENTS - 99.5% ......................      4,011,928
            (Cost $3,687,608) (b)

            NET OTHER ASSETS AND LIABILITIES - 0.5% ........         19,447
                                                                -----------
            NET ASSETS - 100.0% ............................    $ 4,031,375
                                                                ===========

------------------------------------------

       (a)  Non-income producing security.



               See Notes to Quarterly Portfolio of Investments

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



       (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes.
            As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $427,065 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $102,745.

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2012        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  --------------  ---------------
Common Stocks*...............................   $     4,011,928  $   4,011,928  $           --  $            --
                                                ===============  =============  ==============  ===============


*See Portfolio of Investments for industry breakout.

There were no transfers between levels at September 30, 2012.



               See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 97.9%

            AEROSPACE & DEFENSE - 2.3%
        927 AAR Corp. ......................................    $    15,221
        666 Ceradyne, Inc. .................................         16,271
      1,383 Northrop Grumman Corp. .........................         91,873
        274 Triumph Group, Inc. ............................         17,133
                                                                -----------
                                                                    140,498
                                                                -----------

            AIRLINES - 0.8%
        429 Alaska Air Group, Inc. (a)......................         15,041
      6,882 JetBlue Airways Corp. (a).......................         32,965
                                                                -----------
                                                                     48,006
                                                                -----------

            AUTO COMPONENTS - 0.5%
        795 Standard Motor Products, Inc. ..................         14,644
      1,088 Superior Industries International, Inc. ........         18,594
                                                                -----------
                                                                     33,238
                                                                -----------

            AUTOMOBILES - 0.4%
        725 Honda Motor Co., Ltd., ADR .....................         22,402
                                                                -----------

            CAPITAL MARKETS - 0.7%
        925 Credit Suisse Group AG, ADR ....................         19,564
        568 Deutsche Bank AG ...............................         22,521
                                                                -----------
                                                                     42,085
                                                                -----------

            CHEMICALS - 4.2%
        501 CF Industries Holdings, Inc. ...................        111,342
        809 Cytec Industries, Inc. .........................         53,006
      4,118 Olin Corp. .....................................         89,484
                                                                -----------
                                                                    253,832
                                                                -----------

            COMMERCIAL BANKS - 12.4%
      3,209 Associated Banc-Corp ...........................         42,262
      2,904 Banco Santander S.A., ADR ......................         21,664
      1,993 Barclays PLC, ADR ..............................         27,643
      3,212 BB&T Corp. .....................................        106,510
      2,383 Cathay General Bancorp .........................         41,130
        928 Columbia Banking System, Inc. ..................         17,205
      7,157 F.N.B. Corp. ...................................         80,230
      3,352 First Commonwealth Financial Corp. .............         23,632
      9,340 First Niagara Financial Group, Inc. ............         75,560
      5,327 FirstMerit Corp. ...............................         78,467
      1,933 International Bancshares Corp. .................         36,824
      5,234 Mitsubishi UFJ Financial Group, Inc., ADR ......         24,338
      8,290 Mizuho Financial Group, Inc., ADR ..............         26,777
      2,107 National Penn Bancshares, Inc. .................         19,195
      1,103 Pinnacle Financial Partners, Inc. (a)...........         21,310
      1,638 PrivateBancorp, Inc. ...........................         26,192
      3,956 Sumitomo Mitsui Financial Group, Inc., ADR .....         24,448
      1,438 Umpqua Holdings Corp. ..........................         18,536


               See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            COMMERCIAL BANKS - (CONTINUED)
      1,765 Webster Financial Corp. ........................    $    41,830
                                                                -----------
                                                                    753,753
                                                                -----------

            COMMERCIAL SERVICES & SUPPLIES - 2.4%
        909 ACCO Brands Corp. (a)...........................          5,899
      5,641 R.R. Donnelley & Sons Co. ......................         59,795
      2,951 Republic Services, Inc. ........................         81,182
                                                                -----------
                                                                    146,876
                                                                -----------

            COMMUNICATIONS EQUIPMENT - 0.3%
        626 Black Box Corp. ................................         15,969
                                                                -----------

            COMPUTERS & PERIPHERALS - 1.8%
      3,547 Seagate Technology PLC .........................        109,957
                                                                -----------

            DIVERSIFIED FINANCIAL SERVICES - 0.4%
      3,046 ING Groep N.V., ADR (a).........................         24,033
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 8.9%
      5,960 BCE, Inc. ......................................        261,882
      5,906 BT Group PLC, ADR ..............................        219,703
      1,396 France Telecom S.A., ADR .......................         17,059
        872 Nippon Telegraph & Telephone Corp., ADR ........         20,675
      2,061 Telecom Italia SpA, ADR ........................         20,693
                                                                -----------
                                                                    540,012
                                                                -----------

            ELECTRIC UTILITIES - 2.7%
      1,961 American Electric Power Co., Inc. ..............         86,166
      2,738 PPL Corp. ......................................         79,539
                                                                -----------
                                                                    165,705
                                                                -----------

            ELECTRICAL EQUIPMENT - 0.7%
      1,428 General Cable Corp. (a).........................         41,955
                                                                -----------

            ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.2%
        969 Arrow Electronics, Inc. (a).....................         32,665
      1,157 Avnet, Inc. (a).................................         33,657
      1,233 Electro Scientific Industries, Inc. ............         15,067
        416 Hitachi Ltd., ADR ..............................         23,088
      1,439 PC Connection, Inc. ............................         16,563
        595 SYNNEX Corp. (a)................................         19,385
      3,991 Vishay Intertechnology, Inc. (a)................         39,232
        945 Zygo Corp. (a)..................................         17,284
                                                                -----------
                                                                    196,941
                                                                -----------

            ENERGY EQUIPMENT & SERVICES - 1.2%
      2,301 Helix Energy Solutions Group, Inc. (a)..........         42,039
        777 Unit Corp. (a)..................................         32,246
                                                                -----------
                                                                     74,285
                                                                -----------

            FOOD & STAPLES RETAILING - 0.5%
        316 Casey's General Stores, Inc. ...................         18,056


               See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            FOOD & STAPLES RETAILING - (CONTINUED)
        613 Nash Finch Co. .................................    $    12,518
                                                                -----------
                                                                     30,574
                                                                -----------

            FOOD PRODUCTS - 0.9%
      2,715 Smithfield Foods, Inc. (a)......................         53,350
                                                                -----------

            HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
        817 Greatbatch, Inc. (a)............................         19,878
                                                                -----------

            HEALTH CARE PROVIDERS & SERVICES - 2.8%
      2,129 Community Health Systems, Inc. (a)..............         62,039
      1,260 Humana, Inc. ...................................         88,389
      1,543 Kindred Healthcare, Inc. (a)....................         17,559
                                                                -----------
                                                                    167,987
                                                                -----------

            HOTELS, RESTAURANTS & LEISURE - 0.5%
      2,430 Boyd Gaming Corp. (a)...........................         17,156
      1,403 Marcus Corp. ...................................         15,573
                                                                -----------
                                                                     32,729
                                                                -----------

            HOUSEHOLD DURABLES - 1.1%
        597 Mohawk Industries, Inc. (a).....................         47,772
      2,604 Panasonic Corp., ADR ...........................         17,108
                                                                -----------
                                                                     64,880
                                                                -----------

            INSURANCE - 2.3%
      1,789 Presidential Life Corp. ........................         24,920
      1,604 Protective Life Corp. ..........................         42,041
        692 Reinsurance Group of America, Inc. .............         40,046
        991 StanCorp Financial Group, Inc. .................         30,959
                                                                -----------
                                                                    137,966
                                                                -----------

            INTERNET SOFTWARE & SERVICES - 1.4%
      2,399 AOL, Inc. (a)...................................         84,517
                                                                -----------

            IT SERVICES - 2.3%
      2,828 Convergys Corp. ................................         44,315
      2,848 CoreLogic, Inc. (a).............................         75,557
        476 NeuStar, Inc. (a)...............................         19,054
                                                                -----------
                                                                    138,926
                                                                -----------

            LEISURE EQUIPMENT & PRODUCTS - 1.5%
      2,577 Mattel, Inc. ...................................         91,432
                                                                -----------

            LIFE SCIENCES TOOLS & SERVICES - 0.4%
      2,238 Cambrex Corp. (a)...............................         26,252
                                                                -----------

            MACHINERY - 2.1%
      1,696 Oshkosh Corp. (a)...............................         46,521
        447 Sauer-Danfoss, Inc. ............................         17,974
      2,765 Terex Corp. (a).................................         62,434
                                                                -----------
                                                                    126,929
                                                                -----------


               See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            MARINE - 0.4%
        427 Kirby Corp. (a).................................    $    23,605
                                                                -----------

            MEDIA - 1.1%
      1,583 DISH Network Corp., Class A ....................         48,456
      2,160 Live Nation Entertainment, Inc. (a).............         18,597
                                                                -----------
                                                                     67,053
                                                                -----------

            METALS & MINING - 3.3%
      1,199 ArcelorMittal ..................................         17,314
      2,162 Century Aluminum Co. (a)........................         15,458
      5,902 Commercial Metals Co. ..........................         77,906
        768 Olympic Steel, Inc. ............................         12,964
        266 POSCO, ADR .....................................         21,690
        747 Reliance Steel & Aluminum Co. ..................         39,105
      1,020 Vale S.A., ADR .................................         18,258
                                                                -----------
                                                                    202,695
                                                                -----------

            MULTI-UTILITIES - 5.6%
      3,129 Avista Corp. ...................................         80,541
      1,480 DTE Energy Co. .................................         88,711
      1,498 Integrys Energy Group, Inc. ....................         78,196
      1,472 Sempra Energy ..................................         94,929
                                                                -----------
                                                                    342,377
                                                                -----------

            MULTILINE RETAIL - 2.0%
      3,276 Macy's, Inc. ...................................        123,243
                                                                -----------

            OIL, GAS & CONSUMABLE FUELS - 12.3%
      4,546 Chevron Corp. ..................................        529,882
        206 China Petroleum & Chemical Corp., ADR ..........         19,039
      1,184 Encana Corp. ...................................         25,953
        528 Eni S.p.A., ADR ................................         23,147
      1,560 HollyFrontier Corp. ............................         64,381
        883 Petroleo Brasileiro S.A., ADR ..................         20,256
      5,292 Quicksilver Resources, Inc. (a).................         21,644
      1,757 Talisman Energy, Inc. ..........................         23,403
        427 Total S.A., ADR ................................         21,393
                                                                -----------
                                                                    749,098
                                                                -----------

            PAPER & FOREST PRODUCTS - 2.2%
        449 Domtar Corp. ...................................         35,152
      2,712 MeadWestvaco Corp. .............................         82,987
        489 Schweitzer-Mauduit International, Inc. .........         16,132
                                                                -----------
                                                                    134,271
                                                                -----------

            PHARMACEUTICALS - 1.5%
      3,752 Pfizer, Inc. ...................................         93,237
                                                                -----------

            PROFESSIONAL SERVICES - 0.3%
      1,313 Kelly Services, Inc. ...........................         16,544
                                                                -----------


               See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%
      4,132 Cedar Realty Trust, Inc. .......................    $    21,817
      3,961 Kite Realty Group Trust ........................         20,201
      1,716 Pennsylvania Real Estate Investment Trust ......         27,216
        542 SL Green Realty Corp. ..........................         43,398
                                                                -----------
                                                                    112,632
                                                                -----------

            REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
      1,192 Forestar Group, Inc. (a)........................         19,859
                                                                -----------

            ROAD & RAIL - 0.1%
        939 Arkansas Best Corp. ............................          7,437
                                                                -----------

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
      1,552 Cohu, Inc. .....................................         14,573
      2,984 Fairchild Semiconductor International, Inc. (a).         39,150
      2,229 STR Holdings, Inc. (a)..........................          6,910
                                                                -----------
                                                                     60,633
                                                                -----------

            SPECIALTY RETAIL - 2.8%
        562 Advance Auto Parts, Inc. .......................         38,463
      2,020 Brown Shoe Co., Inc. ...........................         32,381
        261 Genesco, Inc. (a)...............................         17,416
        860 PetSmart, Inc. .................................         59,323
      1,101 Sonic Automotive, Inc. .........................         20,897
                                                                -----------
                                                                    168,480
                                                                -----------

            THRIFTS & MORTGAGE FINANCE - 2.8%
      9,438 Astoria Financial Corp. ........................         93,248
      6,309 People's United Financial, Inc. ................         76,591
                                                                -----------
                                                                    169,839
                                                                -----------

            WIRELESS TELECOMMUNICATION SERVICES - 1.4%
      1,203 NTT DoCoMo, Inc., ADR ..........................         19,441
      1,520 Telephone & Data Systems, Inc. .................         38,927
      2,298 VimpelCom Ltd., ADR ............................         27,346
                                                                -----------
                                                                     85,714
                                                                -----------

            TOTAL INVESTMENTS - 97.9% ......................      5,961,684
            (Cost $5,715,703) (b)

            NET OTHER ASSETS AND LIABILITIES - 2.1% ........        130,482
                                                                -----------
            NET ASSETS - 100.0% ............................    $ 6,092,166
                                                                ===========

------------------------------------------

       (a)  Non-income producing security.
       (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes.
            As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $654,430 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $408,449.

       ADR  American Depositary Receipt


               See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2012        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  --------------  ---------------
Common Stocks*...............................   $     5,961,684  $   5,961,684  $           --  $            --
                                                ===============  =============  ==============  ===============


*See Portfolio of Investments for industry breakout.

There were no transfers between levels at September 30, 2012.


COUNTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

           United States                                                 79.2%
           Canada                                                         5.7
           United Kingdom                                                 4.1
           Japan                                                          2.9
           Ireland                                                        1.8
           Netherlands                                                    0.8
           Brazil                                                         0.6
           France                                                         0.4
           Germany                                                        0.4
           South Korea                                                    0.4
           Spain                                                          0.4
           China                                                          0.3
           Italy                                                          0.3
           Luxembourg                                                     0.3
           Switzerland                                                    0.3
           Net Other Assets and Liabilities                               2.1
                                                                        ------
                                                                        100.0%
                                                                        ======



               See Notes to Quarterly Portfolio of Investments

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 99.0%

            AEROSPACE & DEFENSE - 2.4%
      2,564 Triumph Group, Inc. ............................    $   160,327
                                                                -----------

            AIRLINES - 1.9%
      3,695 Alaska Air Group, Inc. (a)......................        129,547
                                                                -----------

            AUTO COMPONENTS - 0.8%
      2,767 Standard Motor Products, Inc. ..................         50,968
                                                                -----------

            CHEMICALS - 9.7%
      2,955 CF Industries Holdings, Inc. ...................        656,719
                                                                -----------

            COMPUTERS & PERIPHERALS - 11.1%
     24,118 Seagate Technology PLC .........................        747,658
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 14.6%
     10,348 BCE, Inc. ......................................        454,691
     14,312 BT Group PLC, ADR ..............................        532,406
                                                                -----------
                                                                    987,097
                                                                -----------

            ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.8%
      5,012 PC Connection, Inc. ............................         57,688
      3,292 Zygo Corp. (a)..................................         60,211
                                                                -----------
                                                                    117,899
                                                                -----------

            FOOD & STAPLES RETAILING - 1.7%
      2,004 Casey's General Stores, Inc. ...................        114,509
                                                                -----------

            FOOD PRODUCTS - 2.5%
      8,405 Smithfield Foods, Inc. (a)......................        165,158
                                                                -----------

            HEALTH CARE PROVIDERS & SERVICES - 5.0%
      4,822 Humana, Inc. ...................................        338,263
                                                                -----------

            IT SERVICES - 2.2%
      3,772 NeuStar, Inc. (a)...............................        150,993
                                                                -----------

            LEISURE EQUIPMENT & PRODUCTS - 8.0%
     15,233 Mattel, Inc. ...................................        540,467
                                                                -----------

            LIFE SCIENCES TOOLS & SERVICES - 1.4%
      7,793 Cambrex Corp. (a)...............................         91,412
                                                                -----------

            MACHINERY - 1.5%
      2,512 Sauer-Danfoss, Inc. ............................        101,008
                                                                -----------

            MARINE - 2.4%
      2,904 Kirby Corp. (a).................................        160,533
                                                                -----------

            MEDIA - 4.9%
     10,765 DISH Network Corp., Class A ....................        329,517
                                                                -----------

            MULTILINE RETAIL - 7.3%
     13,095 Macy's, Inc. ...................................        492,634
                                                                -----------

            OIL, GAS & CONSUMABLE FUELS - 6.8%
      3,959 Chevron Corp. ..................................        461,461
                                                                -----------


               See Notes to Quarterly Portfolio of Investments

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            PAPER & FOREST PRODUCTS - 0.8%
      1,704 Schweitzer-Mauduit International, Inc. .........    $    56,215
                                                                -----------

            SPECIALTY RETAIL - 12.2%
      3,818 Advance Auto Parts, Inc. .......................        261,304
      1,263 Genesco, Inc. (a)...............................         84,280
      5,849 PetSmart, Inc. .................................        403,464
      3,836 Sonic Automotive, Inc. .........................         72,807
                                                                -----------
                                                                    821,855
                                                                -----------

            TOTAL INVESTMENTS - 99.0% ......................      6,674,240
            (Cost $5,796,853) (b)

            NET OTHER ASSETS AND LIABILITIES - 1.0% ........         70,059
                                                                -----------
            NET ASSETS - 100.0% ............................    $ 6,744,299
                                                                ===========

------------------------------------------

       (a)  Non-income producing security.
       (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,071,669 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $194,282.

       ADR  American Depositary Receipt


VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2012        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  --------------  ---------------
Common Stocks*...............................   $     6,674,240  $   6,674,240  $           --  $            --
                                                ===============  =============  ==============  ===============


*See Portfolio of Investments for industry breakout.

There were no transfers between levels at September 30, 2012.



               See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                       FIRST DEFINED PORTFOLIO FUND, LLC
                         SEPTEMBER 30, 2012 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Defined Portfolio Fund, LLC (the "Registrant"), a non-diversified open-end management investment company, offers eight managed investment portfolios (each a "Portfolio," and collectively, the "Portfolios") as follows:

    Target Managed VIP Portfolio
    The Dow(R) DART 10 Portfolio
    The Dow(R) Target Dividend Portfolio
    Global Dividend Target 15 Portfolio
    S&P(R) Target 24 Portfolio
    NASDAQ(R) Target 15 Portfolio
    First Trust Target Focus Four Portfolio
    Value Line(R) Target 25 Portfolio

The net asset value ("NAV") of each Portfolio's Membership Interests (each an "Interest" and collectively, the "Interests") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Interest is calculated by dividing the value of all assets of a Portfolio (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Portfolio) by the total number of Interests outstanding.

Each Portfolio's investments are valued daily in accordance with valuation procedures adopted by the Registrant's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). All securities and other assets of a Portfolio initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. Each Portfolio's securities will be valued as follows:

      Common stocks, and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing a Portfolio's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Registrant's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value a Portfolio's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect a Portfolio's NAV, First Trust will use a fair value method to value a Portfolio's securities. The use of fair value pricing is governed by valuation procedures adopted by the Registrant's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which a Portfolio might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which a Portfolio might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to the following:

      1) the type of security;

      2) the size of the holding;

      3) the initial cost of the security;

      4) transactions in comparable securities;

      5) price quotes from dealers and/or pricing services;

      6) relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8) an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

                       FIRST DEFINED PORTFOLIO FUND, LLC
                         SEPTEMBER 30, 2012 (UNAUDITED)


If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)  ADR trading of similar securities;

      3)  foreign currency exchange activity;

      4) the trading prices of financial products that are tied to baskets of foreign securities;

      5)  factors relating to the event that precipitated the pricing problem;

      6)  whether the event is likely to recur; and

      7) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

    o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

    o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

    o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Portfolio's investments as of September 30, 2012, is included with the Portfolio's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY:

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

ADDITIONAL INFORMATION

                       FIRST DEFINED PORTFOLIO FUND, LLC
                         SEPTEMBER 30, 2012 (UNAUDITED)


                             LICENSING INFORMATION

"The NASDAQ-100(R)", "NASDAQ-100 Index(R)", "NASDAQ Stock Market(R)" and "NASDAQ(R)" are registered trademarks of The Nasdaq OMX Group, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by First Trust on behalf of the Registrant. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio have not been passed on by the Corporations as to their legality or suitability. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE REGISTRANT.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500", "500",
S&P MidCap 400", "Standard & Poor's MidCap 400", "S&P SmallCap 600" and "Standard & Poor's SmallCap 600" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"), and "Dow Jones Industrial Average(sm)," "DJIA(sm)," "The Dow Jones Select Dividend Index(sm)," "Dow Industrials(sm)," "The Dow(R)," "Dow 30(sm)," and "The Dow 10(sm) " and Dow Jones are registered trademarks of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by FTP on behalf of the Registrant. None of the Portfolios, including, and in particular, Target Managed VIP Portfolio, The Dow(R) Target Dividend Portfolio, The Dow(R) DART 10 Portfolio and the First Trust Target Focus Four Portfolio and S&P(R) Target 24 Portfolio are sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates make any representation regarding the advisability of investing in such product(s).

"Value Line(R)", "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust on behalf of the Registrant. The Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio or the First Trust Target Focus Four Portfolio.

"NYSE(R)" and "NYSE International 100 Index(R)" are registered trademarks of NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust. The First Trust Target Focus Four Portfolio, based in part on the NYSE International 100 Index(R), is not sponsored, endorsed, sold or promoted by NYSE Group, Inc. or any of its affiliates, and NYSE Group, Inc. and its affiliates make no representation regarding the advisability of investing in such product. NYSE Group, Inc. has no relationship to the First Trust Target Focus Four Portfolio or First Trust other than the licensing of NYSE International 100 Index(R) and its registered trademarks for use in connection with the First Trust Target Focus Four Portfolio.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            First Defined Portfolio Fund, LLC
               ----------------------------------------------------

By (Signature and Title)*  /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, President and Chief Executive Officer (principal executive officer)

Date  November 19, 2012
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, President and Chief Executive Officer (principal executive officer)

Date  November 19, 2012
     --------------------

By (Signature and Title)*  /s/ James M. Dykas
                          ------------------------------------------------------
                          James M. Dykas, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date  November 19, 2012
     --------------------

* Print the name and title of each signing officer under his or her signature.